Programme rights	12 Months Ended
Mar. 31, 2019
Disclosure Of Programme Rights [Abstract]
Programme rights

16. Programme rights

Significant accounting policies that apply to programme rights

Programme rights are recognised on the balance sheet from the point at which the legally enforceable licence period begins. They are initially recognised at cost and are amortised from the point at which they are available for use, on a straight line basis over the programming period, or the remaining licence term, as appropriate, which is generally 12 months. Programme rights are tested for impairment in accordance with our impairment policy as set out in note 14.

Additions reflect TV programme rights for which the legally enforceable licence period has started during the year. Rights for which the licence period has not started are disclosed as contractual commitments in note 30. Payments made to receive commissioned or acquired programming in advance of the legal right to broadcast the programmes are classified as prepayments (see note 17).

Programmes produced internally are charged to the income statement over the period of the related broadcast.

Total £m
At 1 April 2017	264
Additions	771
Amortisation	(763)
At 1 April 2018	272
Additions	879
Amortisation	(841)
At 31 March 2019	310